Document and Entity Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TENGION INC	TENGION INC
Entity Central Index Key	0001296391	0001296391
Current Fiscal Year End Date	--12-31	--12-31
Entity Well-known Seasoned Issuer	No	No
Entity Voluntary Filers	No	No
Entity Current Reporting Status	Yes	Yes
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Document Fiscal Year Focus	2013	2012
Document Fiscal Period Focus	Q2	FY
Document Type	S-1/A	S-1/A
Amendment Flag	false	false
Document Period End Date	Jun. 30, 2013	Dec. 31, 2012